Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,854,300.00
Previously Paid Amount	0.00
Total Fee Amount	2,886.59
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,886.59
Narrative - Max Aggregate Offering Price	$ 18,854,300.00
Final Prospectus	true